Digital Assets Consideration Receivable	6 Months Ended
Apr. 30, 2026
Digital Assets Consideration Receivable [Abstract]
DIGITAL ASSETS CONSIDERATION RECEIVABLE

NOTE 11 – DIGITAL ASSETS CONSIDERATION RECEIVABLE

The Group agreed to issue 30,000,000 shares of common stock together with 90,000,000 warrants at a price of $0.40 per share. As of October 23, 2025, the 30,000,000 shares of common stock (post-reverse stock split adjusted to 750,000 shares) were issued. The consideration for the transaction was measured at the fair value of 100 Bitcoins on October 23, 2025, the date the shares were issued, which was $11,034,000, and was recognized as a Bitcoin consideration receivable. As of October 31, 2025, the receivable was remeasured to its fair value of $10,967,700.

On February 12, 2026, the Group entered into a securities purchase agreement to issue 40,000,000 ordinary shares at $1.50 per share for total consideration of $60,000,000. The investors elected to pay a variable number of AWA tokens having an aggregate value of $60,000,000. On March 3, 2026, upon the legal issuance of the shares, the Group recognized a digital assets consideration receivable of $60,000,000. On July 7, 2026, the Group received 642,580 AWA tokens with an aggregate fair value of $60,000,000 in full settlement of the related digital assets consideration receivable.

The digital assets consideration receivable was subject to fair value remeasurement at the end of each reporting period, with changes in fair value recognized in the consolidated statements of operations. During the six months ended April 30, 2026, the Group received the 100 Bitcoins on January 12, 2026, at which point the Bitcoin consideration receivable was derecognized and the Bitcoins received were recognized as intangible assets-cypto assets (see Note 12). The following tables summarize the carrying amount of the Bitcoin and AWA tokens consideration receivable and the changes therein for the periods ended April 30, 2026 and October 31, 2025:

	April 30, 2026		October 31, 2025
	Units	Fair value (US$)	Units	Fair value (US$)
Digital assets-AWA tokens to be received	N/A -variable number	60,000,000	-	-
Digital assets-bitcoin to be received	-	-	100	10,967,700
Total	-	60,000,000	100	10,967,700

	April 30,	October 31,
	2026	2025
Opening balance/fair value	$10,967,700	$-
Additions - Bitcoin receivable	-	11,034,000
Additions - AWA receivable	60,000,000
Change in fair value of Bitcoin receivable	(1,827,750)	(66,300)
Reduction – derecognition on receipt of Bitcoins	(9,139,950)
Ending Balance	$60,000,000	$10,967,700